SEGMENTAL INFORMATION - REVENUE BY MAJOR CUSTOMERS (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) segment charter	Jun. 30, 2015 USD ($) charter
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Number of charterers | charter			9	9
Petrobras
Revenue, Major Customer
Total operating revenues	$ 24,896	$ 25,005	$ 49,670	$ 49,506
PTNR
Revenue, Major Customer
Total operating revenues	17,059	17,417	33,841	33,810
Golar LNG Limited
Revenue, Major Customer
Total operating revenues	7,280	14,705	14,560	24,995
KNPC
Revenue, Major Customer
Total operating revenues	14,097	14,097	19,151	18,899
DUSUP
Revenue, Major Customer
Total operating revenues	11,549	5,428	23,240	17,563
Jordan
Revenue, Major Customer
Total operating revenues	$ 14,188	$ 0	$ 28,377	$ 0
Revenues | Customer Concentration Risk | Petrobras
Revenue, Major Customer
Revenue from major customer (percentage)	22.00%	24.00%	23.00%	24.00%
Revenues | Customer Concentration Risk | PTNR
Revenue, Major Customer
Revenue from major customer (percentage)	15.00%	16.00%	16.00%	16.00%
Revenues | Customer Concentration Risk | Golar LNG Limited
Revenue, Major Customer
Revenue from major customer (percentage)	7.00%	14.00%	7.00%	12.00%
Revenues | Customer Concentration Risk | KNPC
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	12.00%	9.00%	9.00%
Revenues | Customer Concentration Risk | DUSUP
Revenue, Major Customer
Revenue from major customer (percentage)	10.00%	5.00%	11.00%	9.00%
Revenues | Customer Concentration Risk | Jordan
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	0.00%	13.00%	0.00%